Securities Sold Under Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Collateral Securities and Repurchase Borrowing agreements
Average outstanding amount	$ 335,392,000	$ 267,439,000
Maximum amount outstanding at any month end	428,148,000	299,827,000
Collateralized Securities, Book Value of Securities Sold	517,704,000	328,671,000
Collateralized securities, Fair Value of Securities Sold	518,805,000	329,926,000
Repurchase Borrowing, Balance of Liability	$ 428,148,000	$ 236,536,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.14%	0.89%
Maturity Overnight [Member]
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 506,020,000	$ 317,107,000
Collateralized securities, Fair Value of Securities Sold	507,164,000	318,397,000
Repurchase Borrowing, Balance of Liability	$ 416,757,000	$ 225,243,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.13%	0.87%
Maturity over 90 days [Member]
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 11,684,000	$ 11,564,000
Collateralized securities, Fair Value of Securities Sold	11,641,000	11,529,000
Repurchase Borrowing, Balance of Liability	$ 11,391,000	$ 11,293,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.43%	1.28%